Document and Entity Information	Jan. 02, 2025
Document Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 02, 2025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000922224
Entity Incorporation, State or Country Code	PA
Entity File Number	1-11459
Entity Tax Identification Number	23-2758192
Entity Registrant Name	PPL Corporation
Entity Address, Address Line One	645 Hamilton Street
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101
Entity Address, City or Town	Allentown,
City Area Code	(610)
Local Phone Number	774-5151
PPL ELECTRIC UTILITIES CORP
Document Entity Information [Line Items]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000317187
Entity Incorporation, State or Country Code	PA
Entity File Number	1-905
Entity Tax Identification Number	23-0959590
Entity Registrant Name	PPL Electric Utilities Corporation
Entity Address, Address Line One	827 Hausman Road
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18104-9392
Entity Address, City or Town	Allentown,
City Area Code	(610)
Local Phone Number	774-5151
LOUISVILLE GAS and ELECTRIC CO
Document Entity Information [Line Items]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000060549
Entity Incorporation, State or Country Code	KY
Entity File Number	1-2893
Entity Tax Identification Number	61-0264150
Entity Registrant Name	Louisville Gas and Electric Company
Entity Address, Address Line One	220 West Main Street
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202-1377
Entity Address, City or Town	Louisville,
City Area Code	(502)
Local Phone Number	627-2000
KENTUCKY UTILITIES CO
Document Entity Information [Line Items]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000055387
Entity Incorporation, State or Country Code	KY
Entity Incorporation State Country Code 1	Virginia
Entity File Number	1-3464
Entity Tax Identification Number	61-0247570
Entity Registrant Name	Kentucky Utilities Company
Entity Address, Address Line One	One Quality Street
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507-1462
Entity Address, City or Town	Lexington,
City Area Code	(502)
Local Phone Number	627-2000
Common Stock
Document Entity Information [Line Items]
Title of 12(b) Security	Common Stock of PPL Corporation
Trading Symbol	PPL
Security Exchange Name	NYSE
2007 Series A Due 2067
Document Entity Information [Line Items]
Title of 12(b) Security	2007 Series A due 2067
Trading Symbol	PPL/67
Security Exchange Name	NYSE